Capital and Other Components of Equity - Summary of Warrants (Parenthetical) (Details) - USD ($)		3 Months Ended	9 Months Ended		12 Months Ended
	Feb. 19, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Oct. 22, 2020
Warrants IFF
Class Of Warrant Or Right [Line Items]
Number of warrants granted							57,143
Warrants exercise price							$ 420.00
Warrants expiring date							Nov. 07, 2024
Description of vesting requirements for share-based payment arrangement			The warrants, granted in exchange for services to be rendered by non-employees, vest proportionally to the services rendered.		The warrants, granted in exchange for services to be rendered by non-employees, vest proportionally to the services rendered.
Value of warrants recognized as expense during period		$ 25,267	$ 0	$ 178,917	$ 178,917	$ 822,316
Warrants AMI
Class Of Warrant Or Right [Line Items]
Number of warrants granted							119,286
Warrants exercise price							$ 280.00
Warrants expiring date							Oct. 03, 2024
Description of vesting requirements for share-based payment arrangement			The warrants, granted in exchange for services to be rendered by non-employees, vest proportionally to the services rendered.		The warrants, granted in exchange for services to be rendered by non-employees, vest proportionally to the services rendered.
Value of warrants recognized as expense during period			$ 0		$ 0	$ 1,113,884
Warrants AMI | Warrants Expiring on October 3, 2024
Class Of Warrant Or Right [Line Items]
Number of warrants granted							85,715
Warrants expiring date							Oct. 03, 2024
Warrants AMI | Warrants Expiring on February 5, 2025
Class Of Warrant Or Right [Line Items]
Number of warrants granted							33,572
Warrants expiring date							Feb. 05, 2025
2020 Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants granted						300,926
Warrants exercise price						$ 78.75
Warrants expiring date					Oct. 22, 2025			Oct. 22, 2025
Adjustment for warrants fair value						$ 19,058
2020 Warrants | Warrants Expiring on October 22, 2025
Class Of Warrant Or Right [Line Items]
Warrants expiring date						Oct. 22, 2025
2021 Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants granted	196,429
Warrants exercise price	$ 78.75
Warrants expiring date	Aug. 19, 2026				Aug. 19, 2026
Adjustment for warrants fair value	$ 18,652
2021 Warrants | Warrants Expiring on August 19 2026
Class Of Warrant Or Right [Line Items]
Warrants expiring date	Aug. 19, 2026